Income Taxes - Schedule of Income Tax (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Income Tax [Abstract]
Current income taxes	$ 171,683	$ 297,284	$ 179,261
Deferred income taxes	(196,288)	(187,662)	51,036
(Benefit from) provision for income taxes	$ (24,605)	$ 109,622	$ 230,297